Related-party Transactions - Summary of Compensation and Other Transactions with Key Management Personnel (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2018 INR (₨)
Key management personnel [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Dividend paid	₨ 50,000